October 31, 2024
2024 Quarterly Report (Unaudited)

BlackRock MuniHoldings New Jersey Quality Fund, Inc. (MUJ)

Not FDIC Insured • May Lose Value • No Bank Guarantee

Schedule of Investments (unaudited)
October 31, 2024
BlackRock MuniHoldings New Jersey Quality Fund, Inc. (MUJ)
(Percentages shown are based on Net Assets)

Security	Par (000)	Value
Municipal Bonds
California — 0.1%
Transportation — 0.1%
California Infrastructure & Economic Development Bank, RB, Series A-4, AMT, 8.00%, 01/01/50(a)(b)	$920	$ 947,749
Nevada — 0.0%
Transportation — 0.0%
State of Nevada Department of Business & Industry, RB, Series A4, AMT, 8.13%, 01/01/50(a)	100	103,016
New Jersey — 140.9%
Corporate — 7.8%
New Jersey Economic Development Authority, ARB
Series A, AMT, 5.63%, 11/15/30	1,730	1,736,951
Series B, AMT, 5.63%, 11/15/30	6,900	6,922,124
New Jersey Economic Development Authority, RB
Series A, (NPFGC), 5.25%, 07/01/25(c)	950	961,114
Series A, (NPFGC), 5.25%, 07/01/26(c)	1,415	1,462,140
AMT, 4.00%, 08/01/59	1,000	877,729
New Jersey Economic Development Authority, Refunding RB
3.38%, 04/01/38	4,040	3,681,844
3.50%, 04/01/42	3,030	2,710,116
AMT, 3.00%, 08/01/41	19,020	15,750,460
AMT, 3.00%, 08/01/43	23,960	19,265,438
		53,367,916
County/City/Special District/School District — 19.5%
City of Bayonne New Jersey, Refunding GO, (BAM SAW), 5.00%, 07/01/26(d)	2,425	2,507,204
City of Newark New Jersey, GOL, (SAW), 4.50%, 03/15/36	3,565	3,596,184
Clifton Board of Education, GO
(AGM), 2.00%, 08/15/41	6,150	4,205,077
(AGM), 2.25%, 08/15/46	6,150	4,075,165
County of Essex New Jersey, GO, Series B, 3.00%, 09/01/46	1,700	1,397,511
County of Middlesex New Jersey, Refunding COP, 5.00%, 10/15/31	2,840	3,098,510
Essex County Improvement Authority, Refunding RB
(NPFGC GTD), 5.50%, 10/01/27	250	268,935
(NPFGC GTD), 5.50%, 10/01/28	9,380	10,310,253
(NPFGC GTD), 5.50%, 10/01/29	8,505	9,530,185
Ewing Township Board of Education, GO
4.00%, 07/15/38	2,660	2,690,950
4.00%, 07/15/39	2,320	2,342,687
Hudson County Improvement Authority, RB
5.00%, 05/01/46	5,655	5,722,801
Series A-1, (NPFGC GTD), 0.00%, 12/15/32(e)	1,000	752,365
Mercer County Improvement Authority, RB, 5.00%, 09/01/40	2,480	2,510,315
Middlesex County Improvement Authority, RB, (AMBAC), 5.50%, 09/01/30	385	385,137
Monroe Township Board of Education/Middlesex County, Refunding GO, 5.00%, 03/01/25(d)	1,750	1,759,366
New Jersey Economic Development Authority, RB, 5.00%, 06/15/43	10,690	11,072,161
New Jersey Economic Development Authority, Refunding SAB, 6.50%, 04/01/28	2,887	2,968,722
Newark Board of Education, Refunding GO, Sustainability Bonds, (BAM), 3.00%, 07/15/42	1,500	1,213,349
Security	Par (000)	Value
County/City/Special District/School District (continued)
Rahway Valley Sewerage Authority, RB(e)
Series A, (NPFGC), 0.00%, 09/01/26	$4,100	$ 3,843,862
Series A, (NPFGC), 0.00%, 09/01/28	6,600	5,751,667
Series A, (NPFGC), 0.00%, 09/01/29	9,650	8,074,221
Series A, (NPFGC), 0.00%, 09/01/31	6,000	4,616,374
Series A, (NPFGC), 0.00%, 09/01/33	5,000	3,523,279
Union County Improvement Authority, Refunding RB, 5.00%, 03/01/34	945	1,043,369
Union County Utilities Authority, Refunding RB, Series A, AMT, (GTD), 5.25%, 12/01/31	36,835	36,898,889
		134,158,538
Education — 22.5%
Atlantic County Improvement Authority, RB, Series A, (AGM), 4.00%, 07/01/46	2,250	2,147,045
Camden County Improvement Authority, RB, Sustainability Bonds, 6.00%, 06/15/52	780	837,274
Gloucester County Improvement Authority, RB
5.00%, 07/01/44	1,985	1,993,987
(BAM), 5.00%, 07/01/49	5,400	5,640,289
(BAM), 5.00%, 07/01/54	5,500	5,713,453
Middlesex County Improvement Authority, RB, 5.00%, 08/15/53	3,125	3,335,981
New Jersey Economic Development Authority, RB
6.00%, 10/01/33	4,300	4,308,248
Series A, 5.00%, 07/01/27(b)	210	209,370
Series A, 5.13%, 11/01/29(b)	135	137,451
Series A, 5.00%, 01/01/35	2,000	1,957,992
Series A, 5.25%, 07/01/37(b)	1,030	999,298
Series A, 5.00%, 07/01/38	350	354,312
Series A, 6.25%, 11/01/38(b)	440	459,378
Series A, 5.38%, 07/01/47(b)	1,685	1,563,429
Series A, 5.00%, 12/01/48	4,475	4,585,601
Series A, 5.00%, 06/15/49(b)	1,700	1,646,874
Series A, 5.00%, 01/01/50	1,235	1,163,726
Series A, 5.00%, 07/01/50	905	901,276
Series A, 6.50%, 11/01/52(b)	2,490	2,580,522
Series A, 5.25%, 11/01/54(b)	4,040	3,622,766
Series WW, 5.00%, 06/15/25(d)	8,615	8,708,713
Series WW, 5.25%, 06/15/25(d)	8,755	8,864,724
New Jersey Economic Development Authority, Refunding RB
(AGM), 5.00%, 06/01/37	6,270	6,412,776
(AGM), 5.00%, 06/01/42	810	824,197
Series A, 4.25%, 09/01/27(b)	135	134,508
Series A, 5.63%, 08/01/34(b)	630	630,227
Series A, 5.00%, 09/01/37(b)	805	807,467
Series A, 5.88%, 08/01/44(b)	1,070	1,070,270
Series A, 6.00%, 08/01/49(b)	555	555,140
Series A, 5.13%, 09/01/52(b)	1,700	1,640,076
New Jersey Educational Facilities Authority, RB
Series A, 5.25%, 09/01/53	2,445	2,625,540
Series B, 5.25%, 03/01/54	27,970	31,127,899
Series C, (AGM), 3.25%, 07/01/49	1,060	931,420
Series C, (AGM), 4.00%, 07/01/50	895	900,561
New Jersey Educational Facilities Authority, Refunding RB
Series A, 4.00%, 07/01/47	2,100	1,999,330
Series D, 5.00%, 07/01/38	1,000	1,001,484
Series D, 5.00%, 07/01/43	600	600,890
New Jersey Higher Education Student Assistance Authority, RB
Series B, AMT, 4.00%, 12/01/44	1,575	1,537,343

Schedule of Investments (unaudited)(continued)
October 31, 2024
BlackRock MuniHoldings New Jersey Quality Fund, Inc. (MUJ)
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Education (continued)
New Jersey Higher Education Student Assistance Authority, RB (continued)
Series B, AMT, 4.25%, 12/01/45	$3,970	$ 3,868,615
Sub-Series C, AMT, 4.00%, 12/01/48	3,210	2,819,669
Series C, AMT, Subordinate, 5.00%, 12/01/53	985	960,800
Series C, AMT, Subordinate, 5.25%, 12/01/54	1,825	1,841,515
New Jersey Higher Education Student Assistance Authority, Refunding RB
Series B, AMT, 3.00%, 12/01/32	4,635	4,290,041
Series B, AMT, 4.00%, 12/01/41	2,890	2,821,069
Sub-Series C, AMT, 3.63%, 12/01/49	1,925	1,533,972
Series C, AMT, Subordinate, 5.00%, 12/01/52	18,705	18,953,227
New Jersey Institute of Technology, RB, Series A, 5.00%, 07/01/40	3,000	3,030,988
		154,650,733
Health — 11.1%
New Jersey Economic Development Authority, Refunding RB
5.00%, 01/01/34	1,230	1,240,224
5.00%, 01/01/39	1,980	1,982,869
5.00%, 01/01/49	1,500	1,485,740
New Jersey Health Care Facilities Financing Authority, RB
5.00%, 07/01/42	2,000	2,046,879
2.38%, 07/01/46	3,735	2,476,650
4.00%, 07/01/47	5,555	5,336,084
3.00%, 07/01/51	18,100	14,150,874
4.00%, 07/01/51	10,000	9,481,578
Series B, VRDN, 3.35%, 11/01/24(a)(f)	10,450	10,450,000
New Jersey Health Care Facilities Financing Authority, Refunding RB
5.00%, 07/01/28	2,820	2,823,017
5.00%, 07/01/29	715	715,785
5.00%, 07/01/34	2,190	2,245,053
4.00%, 07/01/41	3,000	3,001,494
Series A, 4.00%, 07/01/43	3,500	3,371,055
Series A, 5.00%, 07/01/43	2,100	2,126,858
Series A, 5.25%, 07/01/49	5,940	6,520,842
Series A, 4.13%, 07/01/54	4,120	3,953,279
Series A, 5.25%, 07/01/54	2,970	3,232,815
		76,641,096
Housing — 3.6%
New Jersey Housing & Mortgage Finance Agency, RB
5.25%, 12/20/65	2,055	2,132,243
Series A, (AGM), 5.00%, 05/01/27	1,200	1,201,102
New Jersey Housing & Mortgage Finance Agency, RB, S/F Housing
Series H, Sustainability Bonds, 2.15%, 10/01/41	2,995	2,175,210
Series K, Sustainability Bonds, 4.70%, 10/01/50	2,180	2,184,463
New Jersey Housing & Mortgage Finance Agency, Refunding RB, M/F Housing
Series A, 2.45%, 11/01/45	860	608,644
Series A, 4.00%, 11/01/48	675	621,428
Series A, 2.55%, 11/01/50	780	526,568
Series A, 4.10%, 11/01/53	400	370,737
Series A, 2.63%, 11/01/56	780	506,760
Series D, AMT, 4.25%, 11/01/37	2,940	2,863,304
Series D, AMT, 4.35%, 11/01/42	1,000	936,736
Series A, Sustainability Bonds, 2.65%, 11/01/46	1,150	832,428
Series A, Sustainability Bonds, 2.70%, 11/01/51	1,150	796,414
Security	Par (000)	Value
Housing (continued)
New Jersey Housing & Mortgage Finance Agency, Refunding RB, M/F Housing (continued)
Series A, Sustainability Bonds, 2.75%, 11/01/56	$1,150	$ 769,594
New Jersey Housing & Mortgage Finance Agency, Refunding RB, S/F Housing
Series A, 3.75%, 10/01/35	5,295	5,088,440
Series E, 2.40%, 10/01/45	1,885	1,375,221
Newark Housing Authority, RB, M/F Housing, Series A, 5.00%, 12/01/30	2,000	2,003,123
		24,992,415
State — 45.9%
Casino Reinvestment Development Authority, Inc., RB
Series B, (AGC), 5.00%, 11/01/43	680	734,194
Series B, (AGC), 5.00%, 11/01/44	755	811,160
Casino Reinvestment Development Authority, Inc., Refunding RB
5.25%, 11/01/39	13,410	13,410,000
5.25%, 11/01/44	15,755	15,755,000
Series A, (AGC), 5.00%, 11/01/42	1,345	1,459,966
Garden State Preservation Trust, RB(e)
Series B, (AGM), 0.00%, 11/01/25	10,000	9,682,523
Series B, (AGM), 0.00%, 11/01/26	6,000	5,638,221
Series B, (AGM), 0.00%, 11/01/27	4,000	3,636,487
Series B, (AGM), 0.00%, 11/01/28	4,540	3,977,684
New Jersey Economic Development Authority, RB
5.00%, 12/15/28(d)	6,305	6,824,116
4.00%, 11/01/44	4,715	4,515,247
4.00%, 06/15/49	5,310	5,042,265
Series A, (NPFGC), 5.25%, 07/01/25	7,915	7,979,077
Series A, (NPFGC), 5.25%, 07/01/26	6,085	6,247,334
Series A, 5.00%, 06/15/42	2,000	2,052,620
Series B, 6.50%, 04/01/31	3,355	3,453,793
Series B, 5.00%, 06/15/35	3,750	3,947,621
Series B, 5.00%, 06/15/43	3,470	3,594,002
New Jersey Economic Development Authority, Refunding RB
4.00%, 07/01/46	5,025	4,956,510
Series N-1, (NPFGC), 5.50%, 09/01/27	1,000	1,065,549
Sub-Series A, 4.00%, 07/01/32	5,000	5,010,155
Sub-Series A, 5.00%, 07/01/33	5,050	5,120,043
Sub-Series A, 4.00%, 07/01/34	8,570	8,532,132
New Jersey Educational Facilities Authority, RB
Series A, 4.00%, 09/01/28	9,705	9,706,552
Series A, 5.00%, 09/01/32	4,000	4,004,710
Series A, 5.00%, 09/01/33	5,370	5,376,434
New Jersey Transportation Trust Fund Authority, RB
5.00%, 06/15/42	785	844,332
5.25%, 06/15/46	790	857,250
Series AA, 5.25%, 06/15/34	1,305	1,316,301
Series AA, 4.00%, 06/15/36	2,565	2,587,131
Series AA, 5.25%, 06/15/41	5,000	5,044,903
Series AA, 4.00%, 06/15/45	13,625	13,054,445
Series AA, 5.00%, 06/15/45	5,000	5,256,912
Series AA, 4.00%, 06/15/50	10,535	10,128,660
Series BB, 4.00%, 06/15/44	5,100	4,893,385
Series BB, 4.00%, 06/15/50	10,100	9,609,942
Series BB, 5.25%, 06/15/50	19,575	21,279,476
Series C, (AGM), 0.00%, 12/15/32(e)	14,050	10,613,456
Series C, (AMBAC), 0.00%, 12/15/35(e)	8,300	5,425,719
Series C, (AMBAC), 0.00%, 12/15/36(e)	7,210	4,506,092
Series D, 5.00%, 06/15/32	3,300	3,308,829
Schedule of Investments

Schedule of Investments (unaudited)(continued)
October 31, 2024
BlackRock MuniHoldings New Jersey Quality Fund, Inc. (MUJ)
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
State (continued)
New Jersey Transportation Trust Fund Authority, RB (continued)
Series S, 5.00%, 06/15/33	$2,450	$ 2,591,945
Series S, 4.50%, 06/15/49	4,600	4,622,480
Series S, Class BB, 5.00%, 06/15/36	3,750	4,075,703
Series S, Class BB, 4.00%, 06/15/37	1,550	1,563,179
Series S, Class BB, 4.00%, 06/15/40	6,000	5,917,728
Series S, Class BB, 4.00%, 06/15/50	8,290	7,910,746
New Jersey Transportation Trust Fund Authority, RB, CAB, Series A, 0.00%, 12/15/35(e)	6,000	3,924,795
New Jersey Transportation Trust Fund Authority, Refunding RB
4.00%, 12/15/39	4,795	4,738,037
Series A, 4.00%, 06/15/35	1,605	1,626,435
Series A, 4.00%, 06/15/36	3,695	3,733,787
Series A, 5.25%, 06/15/41	4,000	4,417,981
Series AA, 4.25%, 06/15/44	6,170	6,200,052
South Jersey Port Corp., ARB
Series A, 5.00%, 01/01/49	4,150	4,258,073
Series B, AMT, 5.00%, 01/01/42	12,870	13,075,778
State of New Jersey, GO, 5.00%, 06/01/38	5,085	5,437,662
		315,354,609
Tobacco — 9.0%
Tobacco Settlement Financing Corp., Refunding RB
Series A, 5.00%, 06/01/35	4,695	4,885,071
Series A, 5.00%, 06/01/46	10,000	10,168,265
Series A, 5.25%, 06/01/46	6,500	6,674,017
Sub-Series B, 5.00%, 06/01/46	40,050	40,133,277
		61,860,630
Transportation — 19.9%
New Jersey Economic Development Authority, RB
Class A, 5.25%, 11/01/47	7,800	8,431,321
Class A, 5.00%, 11/01/52	1,000	1,052,254
AMT, (AGM), 5.00%, 01/01/31	1,000	1,000,985
AMT, 5.13%, 01/01/34	2,290	2,292,805
AMT, 5.38%, 01/01/43	23,510	23,555,882
AMT, 5.63%, 01/01/52	1,000	1,001,868
New Jersey Economic Development Authority, Refunding ARB
AMT, 5.00%, 10/01/37	8,200	8,364,357
AMT, 5.00%, 10/01/47	5,000	5,037,668
New Jersey Transportation Trust Fund Authority, RB
Series A, 5.00%, 06/15/30	4,250	4,350,804
Series AA, 5.00%, 06/15/38	11,830	11,865,717
New Jersey Turnpike Authority RB, Series B, 5.25%, 01/01/54	2,400	2,646,643
New Jersey Turnpike Authority, RB
Series A, 5.00%, 01/01/34	2,500	2,592,278
Series A, 4.00%, 01/01/42	4,000	4,001,582
Series A, 4.00%, 01/01/51	11,790	11,494,372
Series B, 5.25%, 01/01/49	5,980	6,636,624
Series E, 5.00%, 01/01/45	8,720	8,744,128
New Jersey Turnpike Authority, Refunding RB
Series A, (AGM), 5.25%, 01/01/29	4,000	4,388,524
Series A, (BHAC-CR AGM), 5.25%, 01/01/29	500	548,135
Series A, (AGM), 5.25%, 01/01/30	4,000	4,424,179
Series A, 4.00%, 01/01/39	7,175	7,275,572
Series D-2, (AGM), 5.25%, 01/01/26	10,500	10,730,952
Security	Par (000)	Value
Transportation (continued)
South Jersey Transportation Authority, RB
Series A, (AGC-CR), 4.00%, 11/01/50	$4,260	$ 4,164,452
Series A, Subordinate, (BAM), 4.00%, 11/01/50	2,000	1,911,008
		136,512,110
Utilities — 1.6%
Passaic Valley Sewerage Commission, Refunding RB
Series J, (AGM), 3.00%, 12/01/40	2,060	1,765,748
Series J, (AGM), 3.00%, 12/01/41	2,110	1,784,069
Series J, (AGM), 3.00%, 12/01/42	2,155	1,794,134
Series J, (AGM), 3.00%, 12/01/43	2,205	1,807,203
Series J, (AGM), 3.00%, 12/01/44	2,255	1,820,337
Series J, (AGM), 3.00%, 12/01/45	2,305	1,836,661
		10,808,152
Total Municipal Bonds in New Jersey		968,346,199
New York — 6.8%
Transportation — 6.8%
Port Authority of New York & New Jersey, ARB
Series 93, 6.13%, 06/01/94	6,000	6,014,961
AMT, 5.00%, 11/01/30	2,000	2,139,304
AMT, 5.00%, 11/01/33	1,030	1,084,976
AMT, 4.00%, 11/01/37	1,715	1,686,149
AMT, 4.00%, 09/01/38	1,085	1,059,826
Series 218, AMT, 5.00%, 11/01/32	3,105	3,264,261
Series 218, AMT, 4.00%, 11/01/47	835	772,547
Series 221, AMT, 4.00%, 07/15/40	1,500	1,454,119
Series 221, AMT, 4.00%, 07/15/45	1,975	1,851,520
Series 221, AMT, 4.00%, 07/15/50	4,415	4,055,148
Port Authority of New York & New Jersey, Refunding ARB
AMT, 5.00%, 01/15/47	2,720	2,860,666
AMT, 5.00%, 01/15/52	5,000	5,201,804
Series 206, AMT, 5.00%, 11/15/42	4,475	4,569,211
Series 206, AMT, 5.00%, 11/15/47	6,500	6,596,658
Series 223, AMT, 4.00%, 07/15/41	2,530	2,473,998
Series 238, AMT, 5.00%, 07/15/39	1,670	1,790,990
Total Municipal Bonds in New York		46,876,138
Pennsylvania — 2.2%
Transportation — 2.2%
Delaware River Joint Toll Bridge Commission, RB, 5.00%, 07/01/42	2,460	2,525,790
Delaware River Port Authority, RB
5.00%, 01/01/37	7,330	7,336,839
5.00%, 01/01/40	5,000	5,005,225
Total Municipal Bonds in Pennsylvania		14,867,854
Puerto Rico — 4.2%
State — 4.2%
Puerto Rico Sales Tax Financing Corp. Sales Tax Revenue, RB
Series A-1, Restructured, 4.75%, 07/01/53	2,878	2,839,538
Series A-1, Restructured, 5.00%, 07/01/58	14,857	14,874,899
Series A-2, Restructured, 4.78%, 07/01/58	2,906	2,874,606
Series A-2, Restructured, 4.33%, 07/01/40	3,484	3,447,457
Series B-1, Restructured, 4.75%, 07/01/53	333	330,568

Schedule of Investments (unaudited)(continued)
October 31, 2024
BlackRock MuniHoldings New Jersey Quality Fund, Inc. (MUJ)
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
State (continued)
Puerto Rico Sales Tax Financing Corp. Sales Tax Revenue, RB (continued)
Series B-2, Restructured, 4.78%, 07/01/58	$618	$ 608,316
Puerto Rico Sales Tax Financing Corp. Sales Tax Revenue, RB, CAB, Series A-1, Restructured, 0.00%, 07/01/46(e)	11,032	3,537,110
Total Municipal Bonds in Puerto Rico		28,512,494
Total Municipal Bonds — 154.2% (Cost: $1,062,418,905)		1,059,653,450
Municipal Bonds Transferred to Tender Option Bond Trusts(g)
New Jersey — 4.0%
County/City/Special District/School District — 1.7%
Union County Utilities Authority, Refunding RB, Series A, 5.00%, 06/15/41	11,685	11,700,631
State — 2.3%
Garden State Preservation Trust, RB, Series A, 5.75%, 11/01/28	14,740	15,838,492
Total Municipal Bonds in New Jersey		27,539,123
Total Municipal Bonds Transferred to Tender Option Bond Trusts — 4.0% (Cost: $26,716,018)		27,539,123
Total Long-Term Investments — 158.2% (Cost: $1,089,134,923)		1,087,192,573

	Shares
Short-Term Securities
	Money Market Funds — 2.9%
BlackRock Liquidity Funds, MuniCash, Institutional Shares, 3.19%(h)(i)	20,067,358	20,069,365
	Total Short-Term Securities — 2.9% (Cost: $20,069,215)	20,069,365
	Total Investments — 161.1% (Cost: $1,109,204,138)	1,107,261,938
	Other Assets Less Liabilities — 2.0%	13,425,590
	Liability for TOB Trust Certificates, Including Interest Expense and Fees Payable — (2.5)%	(17,063,754)
	VRDP Shares at Liquidation Value, Net of Deferred Offering Costs — (60.6)%	(416,410,475)
	Net Assets Applicable to Common Shares — 100.0%	$ 687,213,299

(a)
Variable rate security. Interest rate resets periodically. The rate shown is the effective interest rate as of period end. Security description also includes the reference rate and spread if published and available.

(b)
Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.

(c)	Security is collateralized by municipal bonds or U.S. Treasury obligations.
(d)	U.S. Government securities held in escrow, are used to pay interest on this security as well as to retire the bond in full at the date indicated, typically at a premium to par.
(e)	Zero-coupon bond.
(f)	Variable rate security. Rate as of period end and maturity is the date the principal owed can be recovered through demand.
(g)	Represent bonds transferred to a TOB Trust in exchange of cash and residual certificates received by the Fund. These bonds serve as collateral in a secured borrowing.
(h)	Affiliate of the Fund.
(i)	Annualized 7-day yield as of period end.
For purposes of this report, industry and sector sub-classifications may differ from those utilized by the Fund for compliance purposes.
Schedule of Investments

Schedule of Investments (unaudited)(continued)
October 31, 2024
BlackRock MuniHoldings New Jersey Quality Fund, Inc. (MUJ)

Affiliates
Investments in issuers considered to be affiliate(s) of the Fund during the period ended October 31, 2024 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:
Affiliated Issuer	Value at 07/31/24	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 10/31/24	Shares Held at 10/31/24	Income	Capital Gain Distributions from Underlying Funds
BlackRock Liquidity Funds, MuniCash, Institutional Shares	$ 52,245,008	$ —	$ (32,175,642)(a)	$ —	$ (1)	$ 20,069,365	20,067,358	$ 219,850	$ —

(a)	Represents net amount purchased (sold).
Fair Value Hierarchy as of Period End
Various inputs are used in determining the fair value of financial instruments at the measurement date. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:
• Level 1 – Unadjusted price quotations in active markets/exchanges that the Fund has the ability to access for identical assets or liabilities;
• Level 2 – Inputs other than quoted prices included within level 1 that are observable for the asset or liability, either directly or indirectly; and
• Level 3 – Inputs that are unobservable and significant to the  entire fair value measurement for the asset or liability (including the Valuation Committee’s assumptions used in determining the fair value of financial instruments).
The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy.  In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the Valuation Committee in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds. There may not be a secondary market, and/or there are a limited number of investors. The categorization of a value determined for financial instruments is based on the pricing transparency of the financial instruments and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of financial instruments, refer to its most recent financial statements.
The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy.  The breakdown of the Fund’s financial instruments into major categories is disclosed in the Schedule of Investments above.
	Level 1	Level 2	Level 3	Total
Assets
Investments
Long-Term Investments
Municipal Bonds	$ —	$ 1,059,653,450	$ —	$ 1,059,653,450
Municipal Bonds Transferred to Tender Option Bond Trusts	—	27,539,123	—	27,539,123
Short-Term Securities
Money Market Funds	20,069,365	—	—	20,069,365
	$20,069,365	$1,087,192,573	$—	$1,107,261,938
The Fund may hold assets and/or liabilities in which the fair value approximates the carrying amount for financial reporting purposes. As of period end, such assets and/or liabilities are categorized within the fair value hierarchy as follows:
	Level 1	Level 2	Level 3	Total
Liabilities
TOB Trust Certificates	$—	$(16,899,999)	$—	$(16,899,999)
VRDP Shares at Liquidation Value	—	(417,100,000)	—	(417,100,000)
	$—	$(433,999,999)	$—	$(433,999,999)

Portfolio Abbreviation
AGC	Assured Guaranty Corp.
AGM	Assured Guaranty Municipal Corp.
Portfolio Abbreviation (continued)
AMBAC	AMBAC Assurance Corp.
AMT	Alternative Minimum Tax

Schedule of Investments (unaudited)(continued)
October 31, 2024
BlackRock MuniHoldings New Jersey Quality Fund, Inc. (MUJ)

Portfolio Abbreviation (continued)
ARB	Airport Revenue Bonds
BAM	Build America Mutual Assurance Co.
BHAC-CR	Berkshire Hathaway Assurance Corp. - Custodian Receipt
CAB	Capital Appreciation Bonds
COP	Certificates of Participation
GO	General Obligation Bonds
GOL	General Obligation Ltd.
GTD	GTD Guaranteed
M/F	Multi-Family
NPFGC	National Public Finance Guarantee Corp.
RB	Revenue Bond
S/F	Single-Family
SAB	Special Assessment Bonds
SAW	State Aid Withholding
VRDN	Variable Rate Demand Note
Schedule of Investments